BORROWINGS - Composition of borrowings (Details) € in Millions, £ in Millions, $ in Millions	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)
Borrowings
Current	£ (1,962)			£ (836)
Non-current	(6,290)			(7,773)
Total borrowings	(8,252)			(8,609)
Commercial paper
Borrowings
Current	(325)	$ (430)		0
Total borrowings	(325)
Commercial paper | Euro
Borrowings
Nominal value | €			€ 2,000
Commercial paper | USD
Borrowings
Nominal value | $		$ 10,000
Loan and overdrafts
Borrowings
Current	(76)			(43)
Non-current	(283)			(300)
Total borrowings	(359)			(343)
Advances
Borrowings
Current				(6)
Total borrowings				(6)
Lease liabilities
Borrowings
Current	(52)			(48)
Non-current	(111)			(85)
Total borrowings	(163)			(133)
Non-voting preference shares
Borrowings
Non-current	(25)			(25)
Total borrowings	(25)			(25)
Bonds
Borrowings
Current	(1,509)			(739)
Non-current	(5,871)			(7,363)
Total borrowings	£ (7,380)			(8,102)
Euro Medium Term Note Programme
Borrowings
Current				£ (739)	€ (850)